The Group's Activities and Financial Statements - Additional Information (Detail) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Notes And Other Explanatory Information [Line Items]
Number of employees	848	883
Average number of employees	867	937
Disclosure - The Group's Activities and Financial Statements - Additional Information (Detail) [Line Items]
Proportion of ownership interests held by non-controlling interests	40.00%
Ownership limits of shareholder	not allow any single shareholder to own more than 65% of the company’s share capital
Share subscription condition	Enel S.p.A must maintain at all times an ownership interest in Enel Chile of more than 50% and maintain its controlling shareholder position and shall not exceed the 65% stock ownership limit set forth in Enel Chile’s bylaws after the consummation of the proposed Reorganization
Aggregate ownership interest percentage	60.6
Bottom of Range [Member]
Disclosure Of Notes And Other Explanatory Information [Line Items]
Proportion of ownership interest in subsidiary	75.00%